SIGNIFICANT ACCOUNTING POLICIES - Narrative (Details) - USD ($) $ in Thousands		3 Months Ended			9 Months Ended			12 Months Ended
	Jan. 01, 2019	Sep. 30, 2019	Sep. 30, 2018	[1]	Sep. 30, 2019	Sep. 30, 2018	[1]	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Significant Accounting Policies [Line Items]
Right-of-use assets		$ 2,306			$ 2,306
Lease liabilities		1,649			1,649
Increasing balance of right-of-use assets								$ 1,100
Additional lease period of Israel offices								30 years
Increase balance of right of use assets								$ 800
Additional financial expenses		299	$ 200		895	$ 961		$ 1,161	$ 4,884	$ 4,760
Application of IFRS 16
Disclosure Of Significant Accounting Policies [Line Items]
Right-of-use assets	$ 1,148	2,306			2,306
Lease liabilities	$ 1,148	2,432			2,432
Additional depreciation expenses		218			610
Additional financial expenses		$ 77			$ 199
Dollar-denominated leases
Disclosure Of Significant Accounting Policies [Line Items]
Nominal discount rates used for measuring lease liabilities								5.30%
Dollar-denominated leases | Application of IFRS 16
Disclosure Of Significant Accounting Policies [Line Items]
Nominal discount rates used for measuring lease liabilities	5.30%
Bottom of range | NIS-denominated leases
Disclosure Of Significant Accounting Policies [Line Items]
Nominal discount rates used for measuring lease liabilities								8.50%
Bottom of range | NIS-denominated leases | Application of IFRS 16
Disclosure Of Significant Accounting Policies [Line Items]
Nominal discount rates used for measuring lease liabilities	8.50%
Top of range | NIS-denominated leases
Disclosure Of Significant Accounting Policies [Line Items]
Nominal discount rates used for measuring lease liabilities								(8.90%)
Top of range | NIS-denominated leases | Application of IFRS 16
Disclosure Of Significant Accounting Policies [Line Items]
Nominal discount rates used for measuring lease liabilities	11.50%

[1]	*See Note 2c regarding initial application of IFRS 16, Leases. According to the transitional method that was chosen, comparative data was not restated.